SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

11.SHARE-BASED COMPENSATION

In September 2009, the Group adopted the 2009 Share Incentive Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). In March 2015, the Group increased the maximum number of incentive awards available under the 2009 Share Incentive Plan to 430,000,000. In June 2023, the Group adopted the 2023 Share Incentive Plan (collectively with 2009 Share Incentive Plan, the “Incentive Award Plans”), which allows the Group to offer incentive awards up to 20,000,000 ordinary shares to Participants. In June 2024, the Group increased the maximum number of incentive awards available under the 2023 Share Incentive Plan to 300,000,000. The incentive awards granted under the Incentive Award Plans typically have a maximum life of ten years and vest in typical ways as listed below:

a.)Vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years;
b.)Vest over a period of ten years in equal yearly installments;

As of June 30, 2025, the Group had granted 274,684,560 options and 355,414,390 nonvested restricted stocks, some of which were subject to adjustment on performance condition.

Share options

In 2023, the Group granted 28,625,350 share options to senior officers, which was in five tranches with performance conditions, and the vesting of each of the five tranches commences respectively at the first, second, third, fourth, and fifth anniversary of grant date.Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the five-year period ending December 31, 2027.

In 2025, the Group granted 888,210 share options to senior officers, which was in three tranches with performance conditions, and the vesting of each of the three tranches commences respectively at the first, second and third anniversary of grant date. Each tranche is accounted for as a separate award with the same grant date, the same service inception date and its own requisite service period. The actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting of share option commences. The Group reassesses the performance condition at each reporting period for true up. For each tranche, 50% vests on the first anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if certain performance conditions are met for the three-year period ending December 31, 2027.

The weighted-average grant date fair value for options granted in 2023 and 2025 was US$2.22 and US$1.34 per share, respectively, computed using the binomial option pricing model. The binomial option pricing model required the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees were likely to exercise stock options. The Group used historical data to estimate forfeiture rate. Expected volatilities were based on the average historical equity volatility of the Group. The risk-free rate for periods within the contractual life of the option was based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2023		2025
Suboptimal exercise factor	2.80		2.80
Risk-free interest rate	3.61%		4.68%
Volatility	49.31%		51.75%
Dividend yield	0.80%		4.60%
Life of option	10	years	8	years

The following table summarized the Group’s share option activity under the option plans:

			Weighted Average
	Number of	Weighted Average	Remaining	Aggregate Intrinsic
	Options	Exercise Price	Contractual Life	Value
		US$	Years	US$’million
Share options outstanding at January 1, 2025	28,019,660	2.80
Granted	888,210	2.80
Exercised	(944,310)	2.80
Share options outstanding at June 30, 2025	27,963,560	2.80	7.90	17
Share options vested or expected to vest at June 30, 2025	26,066,050	2.80	7.90	15
Share options exercisable at June 30, 2025	1,982,150	2.80	7.92	1

Given the actual number of share options that could be exercised is contingent on certain financial performance of the year when vesting commences, the share-based compensation expenses related to these options would be recognized when the financial performance is expected to be met. The Group didn’t record any compensation expenses relating to options which are indexed to financial performance beyond the year ended December 31, 2025. The total share based compensation expenses relating to these options were RMB176.

As of June 30, 2025, there was RMB142 in total unrecognized compensation expense, net of estimated forfeitures, related to the option arrangements, which is expected to be recognized over a weighted-average period of 3.01 years.

During the six months ended June 30, 2025, 944,310 share options were exercised having an aggregate intrinsic value of RMB4.

Nonvested restricted stocks

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In 2023, the Group granted 28,625,350 nonvested restricted stocks to senior officers, with the same terms of the options granted in 2023. The share-based compensation expenses related to these nonvested restricted stocks would be recognized when the financial performance is expected to be met. In 2025, the Group granted 888,210 nonvested restricted stocks to senior officers, with the same terms of the options granted in 2025. The Group didn’t record any compensation expenses relating to options which are indexed to financial performance beyond the year ended December 31, 2025. The total share based compensation expenses relating to these nonvested restricted stocks were RMB287.

The following table summarized the Group’s nonvested restricted stock activities during the six months ended June 30, 2025.

		Weighted
	Number of	Average Grant
	Restricted Stocks	Date Fair Value
		US$
Nonvested restricted stocks outstanding at January 1, 2025	127,537,010	2.78
Granted	4,479,560	3.05
Forfeited	(510,300)	2.61
Vested	(11,110,110)	2.13
Nonvested restricted stocks outstanding at June 30, 2025	120,396,160	2.85

As of June 30, 2025, there was RMB1,653 in unrecognized compensation costs, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 5.83 years.

The total fair value of nonvested restricted stocks vested was RMB101 and RMB283 for the six months ended June 30, 2024 and 2025, respectively.

For the six months ended June 30, 2024 and 2025, the Group recognized share-based compensation expenses of RMB170 and RMB247, respectively, which were classified as follows:

	Six Months Ended June 30,
	2024	2025
Hotel operating costs	15	16
Selling and marketing expenses	3	4
General and administrative expenses	152	227
Total	170	247